Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 19. Earnings Per Share

Basic net earnings per share of common stock is calculated by dividing reported net income attributable to Visteon by the average number of shares of common stock outstanding during the applicable period.

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions, Except Per Share Amounts)
Numerator:
Income from continuing operations	$136	$86	$926	$171
Loss (income) from discontinued operations	(56)	—	14	(43)
Net income attributable to Visteon Corporation	$80	$86	$940	$128
Denominator:
Average common stock outstanding	51.2	50.2	130.3	130.4
Dilutive effect of warrants	0.8	1.5	—	—
Diluted shares	52.0	51.7	130.3	130.4
Basic and Diluted Per Share Data:
Earnings per share attributable to Visteon Corporation:
Basic earnings per share
Continuing operations	$2.65	$1.71	$7.10	$1.31
Discontinued operations	(1.09)	—	0.11	(0.33)
Basic earnings attributable to Visteon Corporation	$1.56	$1.71	$7.21	$0.98
Diluted earnings per share
Continuing operations	$2.62	$1.66	$7.10	$1.31
Discontinued operations	(1.08)	—	0.11	(0.33)
Diluted earnings attributable to Visteon Corporation	$1.54	$1.66	$7.21	$0.98

Successor

Unvested restricted stock is a participating security and is therefore included in the computation of basic earnings per share under the two-class method. Options to purchase less than 1 million shares of common stock at exercise prices ranging from $44.55 per share to $74.08 per share were outstanding, but were not included in the computation of diluted earnings per share as inclusion of such items would be anti-dilutive.

Diluted earnings per share is computed using the treasury stock method, dividing net income by the average number of shares of common stock outstanding, including the dilutive effect of the Warrants, using the average share price during the period. There is no difference in diluted earnings per share between the two-class and treasury stock method.

Predecessor

Options to purchase 10 million shares of common stock at exercise prices ranging from $3.63 per share to $17.46 per share and warrants to purchase 25 million shares were outstanding for 2009 but were not included in the computation of diluted earnings per share as inclusion of such items would be anti-dilutive. The options were cancelled effective October 1, 2010.